Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

	December 31, 2024	December 31, 2025
	RMB in thousands
Beginning balance	2,725,130	2,725,130
Additions (Note 7)	—	92,995

Ending balance	2,725,130	2,818,125